Stock - Stock Options Outstanding, Employees Stock Option Schemes (Detail) - Employee Stock Option	12 Months Ended
	Mar. 31, 2025 ₨ / shares shares	Mar. 31, 2025 $ / shares ₨ / shares shares	Mar. 31, 2024 ₨ / shares shares	Mar. 31, 2023 ₨ / shares shares	Mar. 31, 2022 ₨ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Of Shares Arising Out Of Options | shares	141,374,510	141,374,510	175,659,424	151,682,461	158,106,016
Weighted Average Exercise Price | ₨ / shares	₨ 1,413.25	₨ 1,413.25	₨ 1,307.93	₨ 1,264.86	₨ 1,175.65
Plan "E"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price | (per share)	₨ 1,636.9	₨ 19.16
Number Of Shares Arising Out Of Options | shares	4,793,680	4,793,680
Weighted Average Remaining Life	4 years 11 months 15 days	4 years 11 months 15 days
Weighted Average Exercise Price | ₨ / shares	₨ 1,636.9	₨ 1,636.9
Plan "F"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price | (per share)	₨ 1,636.9	₨ 19.16
Number Of Shares Arising Out Of Options | shares	11,490,680	11,490,680
Weighted Average Remaining Life	4 years 11 months 8 days	4 years 11 months 8 days
Weighted Average Exercise Price | ₨ / shares	₨ 1,636.9	₨ 1,636.9
Plan "G"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	882.85	₨ 10.33
Range of exercise price, Upper Range | (per share)	₨ 1,673.1	₨ 19.58
Number Of Shares Arising Out Of Options | shares	74,981,293	74,981,293
Weighted Average Remaining Life	2 years 5 months 23 days	2 years 5 months 23 days
Weighted Average Exercise Price | ₨ / shares	₨ 1,360.69	₨ 1,360.69
Plan "H"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	1,677.3	₨ 19.63
Range of exercise price, Upper Range | (per share)	₨ 1,734.2	₨ 20.3
Number Of Shares Arising Out Of Options | shares	22,572,860	22,572,860
Weighted Average Remaining Life	6 years 21 days	6 years 21 days
Weighted Average Exercise Price | ₨ / shares	₨ 1,733.15	₨ 1,733.15
eHDFC [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	160.79	₨ 1.88
Range of exercise price, Upper Range | (per share)	₨ 1,535.27	₨ 17.97
Number Of Shares Arising Out Of Options | shares	27,535,997	27,535,997
Weighted Average Remaining Life	2 years 6 months 29 days	2 years 6 months 29 days
Weighted Average Exercise Price | ₨ / shares	₨ 1,139.68	₨ 1,139.68